DEBT - Schedule of Interest Expense Related to Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 1,210	$ 1,724	$ 2,015
Non-cash amortization of debt discount	1,210	1,834	4,615
Loss in respect of convertible loan extinguishment	0	0	53
2020 Exchangeable Notes
Debt Instrument [Line Items]
Amortization of debt issuance costs	1,210	1,710	1,699
Non-cash amortization of debt discount	0	0	0
Interest expense	0	0	0
Loss in respect of convertible loan extinguishment	0	0	0
Total interest expense recognized	$ 1,210	$ 1,710	$ 1,699
Effective interest rate	0.37%	0.37%	0.37%
2017 Exchangeable Notes
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 0	$ 14	$ 316
Non-cash amortization of debt discount	0	110	2,600
Interest expense	0	46	1,101
Loss in respect of convertible loan extinguishment	0		53
Total interest expense recognized	$ 0	$ 170	$ 4,070
Effective interest rate	0.00%	4.65%	4.65%